Stock-Based Compensation - Summary of Stock-Based Compensation Expenses Related to Restricted Stock Units (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expenses	$ 1,035	$ 1,236	$ 2,890	$ 865	$ 2,090	$ 4,971	$ 9,175
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expenses	$ 334	$ 416	$ 992	$ (105)	$ 224	$ 1,155	$ 2,910